OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Other Long Term Liabilities [Abstract]
Summary of Other Long-Term Liabilities
Brookfield Renewable’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	Notes	2019	2018
Contract liabilities		$562	$479
Lease liabilities		379	—
Pension obligations	32	99	80
Concession payment liability		12	15
Other		149	16

		$1,201	$590